Debt - Summary of Loan (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Loan balance	$ 0	$ 65,532,000	$ 87,500,000
Outstanding principal		65,484,000	87,316,000
Notes Payable, Related Party
Debt Instrument [Line Items]
Loan balance		65,532,000	87,500,000
Accrued interest		$ 48,000	$ 184,000